8. Income Taxes (Details - Deferred Tax Assets) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
U.S. federal net operating loss carryforwards	$ 3,184,691	$ 2,606,017
IPR&D	6,108,078	6,776,473
Share-based compensation	1,859,357	1,527,615
Enhanced research and development tax credits	1,109,026	1,060,200
U.S. state net operating loss carryforwards	1,298,745	1,057,856
Accrued expenses	59,979	198,067
Depreciation	3,283	1,948
Other	0	0
Total deferred tax assets before valuation allowance	23,484,898	22,764,939
Valuation allowance for deferred tax assets	(23,484,898)	(22,764,939)
Deferred tax liability:
Indefinite-lived intangible asset	(2,918,518)	(2,918,518)
Debt discount	0	0
Total deferred tax liabilities	(2,918,518)	(2,918,518)
Net deferred tax assets and liabilities	(2,918,518)	(2,918,518)
UNITED KINGDOM [Member]
Deferred tax assets:
Foreign net operating loss carryforwards	8,039,343	7,641,719
Foreign capital loss carryforwards	1,298,303	1,378,643
GERMANY [Member]
Deferred tax assets:
Foreign net operating loss carryforwards	$ 524,093	$ 516,401